Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banco Santander Brasil S A [Member] | Atual Servicosde Recuperacaode Creditos Meios Digitais S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Recovery of Defaulted Credits
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 2,142,011
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]		100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Aymore Credit Financiamen To Investimen To S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Financial
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 2,877
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | B E N Beneficios E Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 90,000
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Esfera Fidelidade S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 10,001
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Gestao Integradade Recebiveisdo Agronegocio S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Tecnology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 381
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]	80.00%
Proportion of ownership interest in subsidiary	80.00%
Banco Santander Brasil S A [Member] | Rojo Entretenimento S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,417
[custom:DirectParticipation]	94.60%
Proportion of ownership interest in subsidiary	94.60%
Banco Santander Brasil S A [Member] | Sanb Promotora De Vendas E Cobranca Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 30,988
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Sancap Investimentos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 23,538,159
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Brasil Administradora De Consorcio Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Buying Club
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 436,441
Quantity of Shares or Quotas Owned - Preferred Shares
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Corretorade Titulose Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 14,067,640
Quantity of Shares or Quotas Owned - Preferred Shares	R$ 14,067,640
[custom:DirectParticipation]	99.99%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Corretora De Seguros Investimentos Servicos S A Santander Corretora De Seguros [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,184
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Holding Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 558,601
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Leasing S A Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Activity	Leasing
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Santander Leasing S A Arrendamento Mercantil Satander Leasing [Member]
IfrsStatementLineItems [Line Items]
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 164
Banco Santander Brasil S A [Member] | Santander Tecnologiae Inovacao Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 196,979
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Paytec Tecnologiaem Pagamentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 348
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | S X Negocios Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 75,050
[custom:DirectParticipation]	100.00%
Proportion of ownership interest in subsidiary	100.00%
Banco Santander Brasil S A [Member] | Banco P S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Banco Hyundai Capital Brasil S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Bank Bandepe S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | P I Distribuidora De Titulos E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Santander Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Evidence Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Summer Empreendimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Ape Tecnologiae Negocios Imobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation1]	0.00%
Banco Santander Brasil S A [Member] | Return Capital Servicos De Recuperacao De Creditos S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Lideranca Servicos Especializadosem Cobrancas Ltda [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Paytec Logisticae Armazem Ltda [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Toro Corretorade Titulose Valores Mobiliarios Ltda [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Banco Santander Brasil S A [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
[custom:DirectParticipation]	0.00%
Aymore C F I [Member] | Banco P S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 105
Proportion of ownership interest in subsidiary	50.00%
Aymore C F I [Member] | Banco Hyundai Capital Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 150,000
Proportion of ownership interest in subsidiary	50.00%
Aymore C F I [Member] | Solutions 4 Fleet [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 328
Proportion of ownership interest in subsidiary	80.00%
Aymore C F I [Member] | Bank Bandepe S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 3,589
Proportion of ownership interest in subsidiary	100.00%
Controlled By Santander Leasing [Member] | P I Distribuidora De Titulos E Valores Mobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Leasing
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 348
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Santander Capitalizacao S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Capitalization
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 64,615
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Evidence Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Private Pension
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 42,819,564
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Summer Empreendimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 17,084
Proportion of ownership interest in subsidiary	100.00%
Sancap [Member] | Ape Tecnologiae Negocios Imobiliarios S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Proportion of ownership interest in subsidiary	90.00%
[custom:QuantityOfSharesOrQuotasOwnedCommonSharesAndQuotas1]	R$ 3,808
Controlling Entity Controlled By Atual Servicos De Recuperacao De Creditos Meios Digitais S A [Member] | Return Capital Servicos De Recuperacao De Creditos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Collection and Recover of Credit Management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 200
Proportion of ownership interest in subsidiary	100.00%
Controlling Entity Controlled By Atual Servicos De Recuperacao De Creditos Meios Digitais S A [Member] | Lideranca Servicos Especializadosem Cobrancas Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Collection and Recover of Credit Management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 250
Proportion of ownership interest in subsidiary	100.00%
Controlling Entity Controlled By Atual Servicos De Recuperacao De Creditos Meios Digitais S A [Member] | Paytec Logisticae Armazem Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 100
Proportion of ownership interest in subsidiary	100.00%
Controlling Entity Controlled By Atual Servicos De Recuperacao De Creditos Meios Digitais S A [Member] | Toro Corretorade Titulose Valores Mobiliarios Ltda [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 19,140
Proportion of ownership interest in subsidiary	60.00%
Controlling Entity Controlled By Atual Servicos De Recuperacao De Creditos Meios Digitais S A [Member] | Toro Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 98,400
Proportion of ownership interest in subsidiary	100.00%
Jointly Controlled Companies By Sancap [Member] | Santander Auto S A [Member]
IfrsStatementLineItems [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 22,452
Proportion of ownership interest in subsidiary	50.00%